STOCKHOLDERS' EQUITY (DEFICIT) - Schedule of Changes in Stockholders' Equity (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity
Beginning balance				$ (947,312)				$ (578,637)	$ (947,312)	$ (578,637)	$ (162,594)
Net income	$ (534,259)	$ (58,049)	$ (1,012)	(32,890)	$ 104,981	$ (25,147)	$ (62,592)	140,635	(626,210)	157,877	(58,715)
Dividends declared									(332,498)	(540,034)	(217,796)
Dividends and other payments to noncontrolling interests									(12,010)	(16,917)	(30,870)
Disposal of noncontrolling interests									(2,439)	(36,846)
Share-based compensation									9,590	10,291
Foreign currency translation adjustments									43,341	23,357
Unrealized holding loss on marketable securities									(414)	(576)	553
Other adjustments to comprehensive loss									6,720	(11,814)	(10,266)
Reclassifications									5,441	46,730	808
Other, net									(2,503)	(743)
Ending balance	(1,858,294)				(947,312)				(1,858,294)	(947,312)	(578,637)
The Company
Increase (Decrease) in Stockholders' Equity
Beginning balance				(1,091,486)				(760,506)	(1,091,486)	(760,506)
Net income									(644,348)	135,070
Dividends declared									(332,498)	(540,034)
Share-based compensation									8,659	10,291
Foreign currency translation adjustments									34,392	31,395
Unrealized holding loss on marketable securities									(414)	(576)
Other adjustments to comprehensive loss									6,720	(11,814)
Reclassifications									5,441	46,730
Other, net									(1,800)	(2,042)
Ending balance	(2,015,334)				(1,091,486)				(2,015,334)	(1,091,486)	(760,506)
Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity
Beginning balance				$ 144,174				$ 181,869	144,174	181,869	197,294
Net income									18,138	22,807	24,629
Dividends and other payments to noncontrolling interests									(12,010)	(16,917)	(30,870)
Disposal of noncontrolling interests									(2,439)	(36,846)
Share-based compensation									931
Foreign currency translation adjustments									8,949	(8,038)
Other, net									(703)	1,299
Ending balance	$ 157,040				$ 144,174				$ 157,040	$ 144,174	$ 181,869